OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT LIABILITIES
Schedule of other non-current liabilities

	December 31,
	2012	2013
	US$	US$
Unrecognized tax benefits (Note 13)	5,091	6,203
Accrued interests on unrecognized tax benefits (Note 13)	1,583	1,697
Government grant	100	100
Others	6	5
Total	6,780	8,005